Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			28 Months Ended			0 Months Ended	12 Months Ended													28 Months Ended	12 Months Ended		28 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Oct. 31, 2013	Feb. 28, 2013	May 20, 2013 Actagene Merger	Dec. 31, 2013 Stock Options	Dec. 31, 2013 Stock Options Maximum	Dec. 31, 2013 Stock Options Minimum	Dec. 31, 2013 Stock Options For holders of more than 10% of the Company's total combined voting power of all classes of stock	Dec. 31, 2013 Stock Options For holders of more than 10% of the Company's total combined voting power of all classes of stock Minimum	Dec. 31, 2013 Employee Stock Option	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2013 Non-Employee Stock Options	Dec. 31, 2012 Non-Employee Stock Options	Dec. 31, 2013 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2013 Research and Development Expense [Member]	Dec. 31, 2012 Research and Development Expense [Member]	Dec. 31, 2013 Research and Development Expense [Member]	Dec. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2013 General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock available for issuance	2,712,652		166,666	2,712,652	712,652	666,666
Common Stock reserved for issuance								2,712,652
Shares that remained available for grant								1,567,209
Options expiration period from their date of grant									10 years
Exercise price of option as a percentage of fair market value of Common Stock on the grant date										100.00%		110.00%
Stock options granted, term											Five years
Estimated weighted-average fair value of stock options granted													$ 2.83	$ 0.18	$ 1.59	$ 0.39
Options granted during period, maximum contractual term															10 years	10 years
Stock-based compensation expense for employees and non-employees	$ 351,159	$ 13,333		$ 364,613															$ 220,888	$ 6,845	$ 227,733	$ 130,271	$ 6,488	$ 136,880
Unrecognized compensation cost related to unvested stock-based awards	3,027,539			3,027,539
Unrecognized compensation cost related to unvested stock-based awards, weighted average period of recognition								1 year 8 months 27 days
Common Stock in exchange for the cancellation of all of the outstanding shares of Actagene			666,668				1,583,336
Proceed from sale of shares of restricted stock	51,013,741		2,000	51,013,741
Shares of restricted stock, vested							1,000,000										631,334	600,000
Shares of restricted stock, unvested							583,336										22,000	66,668
Shares of Common stock repurchased		13,334
Stock-based compensation, restricted stock	$ 19,280	$ 10,040		$ 29,980